Cover	Jul. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2024
Entity Registrant Name	ModivCare Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34221
Entity Tax Identification Number	86-0845127
Entity Address, Address Line One	6900 E. Layton Avenue, 12th Floor
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	728-7012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MODV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001220754
Amendment Flag	false